Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	222,864	222,864	339,435	339,435
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	3,341	3,341	878	878
Interest rate swap agreements – liabilities	Level 2	(40,958)	(40,958)	(73,984)	(73,984)
Cross currency swap agreements – assets	Level 2	—	—	3,758	3,758
Cross currency swap agreements – liabilities	Level 2	(29,122)	(29,122)	(54,217)	(54,217)
Other derivative	Level 3	1,061	1,061	1,648	1,648
Non-recurring:
Vessels held for sale (notes 19c and 19d)	Level 2	—	—	16,671	16,671
Other:
Advances to equity-accounted joint ventures, current and long-term (note 7)	(i)	131,386	(i)	131,685	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	175	174	3,476	3,459
Long-term debt – public (note 10)	Level 1	(350,813)	(361,095)	(376,581)	(384,820)
Long-term debt – non-public (note 10)	Level 2	(1,618,963)	(1,604,106)	(1,421,411)	(1,391,524)
Obligations related to capital leases (note 5)	Level 2	(1,298,556)	(1,274,693)	(1,011,549)	(1,001,588)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As at December 31, 2018, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $0.2 million, to be received from Royal Dutch Shell Plc (or Shell) (formerly BG International Limited) as part of the ship construction support agreement, and using an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2018 and 2017 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Fair value at beginning of year	1,648	2,134
Realized and unrealized gains included in earnings	550	788
Settlements	(1,137)	(1,274)
Fair value at end of year	1,061	1,648